Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events
Subsequent Events

Note 8. Subsequent Events

For purposes of accrual or disclosure in these financial statements, the Company has evaluated subsequent events through June 26, 2026, the date of issuance of these financial statements.